RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

40.  RELATED PARTY TRANSACTIONS

Other than the balances and transactions with related parties as disclosed elsewhere in these consolidated financial statements, the Group entered into the following significant transactions with related parties:

(a)	Sales to related parties

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Chaorisky Solar and its subsidiaries	—	—	—
RisenSky Solar and its subsidiaries	323	254	277
China New Era	—	—	—
Oky Solar Holdings and its subsidiaries	4,119	525	—
Sky Global Solar S.A.	8	9	9

	4,450	788	286

(b)	Compensation of key management personnel

The remuneration of directors and other members of key management were as follows:

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Short-term benefits	2,413	1,630	2,049
Retirement benefit scheme contributions	121	99	149
Share-based payment expense	104	646	112

	2,638	2,375	2,310

The remuneration of directors and key executives is determined by the board of directors having regard to the performance of individuals and market trends.

(c)	Interest charged by Beijing Sky Solar Investment and Sky Solar New Energy at a rate of 9.5% per annum, and charged by Sky Solar (Hong Kong) International at a rate of 12% per annum.

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Beijing Sky Solar Investment Management Co., Ltd.	165	—	—

Sky Solar New Energy Investment Limited	592	—	—
Sky Solar (Hong Kong) International Co., Ltd.	134	292	—

	891	292	—

(d)

During the year ended December 31, 2013, the Group obtained, under a license agreement entered into between the Group and the Founder for the use of a trademark “Sky Solar”. Annual license fee will be based on the lower of HK$10 million (approximately US$1.3 million) and 0.05% of gross revenue of the Group from the year ended December 31, 2014 onwards. During the year ended December 31, 2016 and 2017, the Group has accrued approximately USD33 thousand and USD28 thousand using this trademark, respectively.

(e)

On September 19, 2017, the Company entered into a settlement agreement with Mr. Su to resolve all potential claims by the Company against Mr. Su and certain entities controlled by him concerning certain fund transfers, which were not approved by the board or the audit committee and which lacked insufficient documentary support, as well as all potential claims that Mr. Su and such entities may have against the Company in connection with Mr. Su’s employment at the Company.  Under this agreement, various debt assignment agreements signed among the Company, certain third parties, and certain entities controlled by Mr. Su in April 2017 shall have no effect and be rescinded immediately; and Mr. Su agrees to pay back to the Company approximately US$15.2 million and failing this, authorize the Company to sell on behalf of him and /or transfer to the Company the American depositary shares that he holds in the Company to pay for such settlement amount.